S-K 1602, SPAC Registered Offerings	Dec. 19, 2025
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]	Except for income taxes and permitted withdrawals, the proceeds placed in the trust account and the interest earned thereon shall not be used to pay for possible excise tax or any other fees or taxes that may be levied on the Company pursuant to any current, pending or future rules or laws, including without limitation any excise tax due under the Inflation Reduction Act of 2022 on any redemptions or share buybacks by the Company.
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we have not completed our initial business combination within 24 months from the closing of this offering, or 27 months from the closing of this offering if we have executed a definitive agreement for our initial business combination within 24 months from the closing of this offering but have not completed our initial business combination within such 24-month period, we will redeem 100% of the public shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest (net of permitted withdrawals and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and as further described herein.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (NTBV), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See the section entitled “Dilution” for more information.

As of September 30, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.04	$6.39	$3.61	$5.36	$4.64	$3.50	$6.50	$(0.81)	$10.81

Assuming No Exercise of Over-Allotment Option
$7.03	$6.38	$3.62	$5.35	$4.65	$3.52	$6.48	$(0.71)	$10.71

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Art Technology Sponsor, LLC or Art Technology Advisors, LLC	$30,000 per month	Office space, administrative and shared personnel support services
	8,708,333 Class B Ordinary Shares(1)	$25,000
	530,000 Placement Units to be purchased simultaneously with the closing of this offering(2)	$5,300,000
	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses
	Working capital loans, $2.5 million of which loans may be convertible into units at the business combination at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
R. Maxwell Smeal	Up to $12,500 per month	Serving as our Chief Financial Officer
Emmanuelle Cohen	Up to $8,333 per month	Serving as our Chief Operating Officer
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Art Technology Sponsor, LLC or Art Technology Advisors, LLC, our officers, directors or advisors, or our or their affiliates	Finder’s fees, advisory fees, consulting fees or success fees

Any services in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

(1)     Of the Class B Ordinary Shares, the non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 2,650,000 Class B Ordinary Shares, and Clear Street has expressed an interest to purchase 100,000 Class B Ordinary Shares from us, at a purchase price of $0.005 per share.

(2)      The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of up to 530,000 placement units ($5,300,000 in the aggregate) at a price of $10.00 per unit (whether or not the over-allotment option is exercised in full) in a private placement that will close simultaneously with the closing of this offering.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per Class A ordinary share, assuming no value is attributed to the warrants included in the units we are offering pursuant to this prospectus or the placement warrants, and the pro forma net tangible book value per Class A ordinary share after this offering constitutes the dilution to investors in this offering. Such calculation does not reflect any dilution associated with the sale and exercise of warrants, including the placement warrants, which would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Net tangible book value per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares which may be redeemed for cash), by the number of issued and outstanding Class A ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into placement warrants, as further described in this prospectus and (iv) no value is attributed to the warrants, and (B) assume the issuance of 22,000,000 Class A ordinary shares (or 25,300,000 Class A ordinary shares if the over-allotment option is exercised in full) and 8,708,333 founder shares (up to 1,100,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-for-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase attributable to public shareholders	7.04	7.05	6.39	6.40	5.36	5.37	3.53	3.51	(0.70)	(0.80)
Pro forma net tangible book value after this offering and the sale of the placement shares	7.03	7.04	6.38	6.39	5.35	5.36	3.52	3.50	(0.71)	(0.81)
Dilution to public shareholders	$2.97	$2.96	$3.62	$3.61	$4.65	$4.64	$6.48	$6.50	$10.71	$10.81
Percentage of dilution to public shareholders	29.70%	29.60%	36.20%	36.10%	46.50%	46.40%	64.80%	65.00%	107.10%	108.10%
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(69,346)	$(69,346)	(69,346)	(69,346)	(69,346)	(69,346)	(69,346)	(69,346)	(69,346)	(69,346)
Net proceeds from this offering and the sale of the placement shares(1)	223,100,000	256,100,000	223,100,000	256,100,000	223,100,000	256,100,000	223,100,000	256,100,000	223,100,000	256,100,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	45,637	45,637	45,637	45,637	45,637	45,637	45,637	45,637	45,637	45,637
Less: Deferred underwriting commissions(4)	(8,800,000)	(10,780,000)	(8,800,000)	(10,780,000)	(8,800,000)	(10,780,000)	(8,800,000)	(10,780,000)	(8,800,000)	(10,780,000
Less: Overallotment liability	(246,300)	—	(246,300)	—	(246,300)	—	(246,300)	—	(246,300)	—
Less: Amounts paid for redemptions(2)	—	—	(55,000,000)	(63,250,000)	(110,000,000)	(126,500,000)	(165,000,000)	(189,750,000)	(220,000,000)	(253,000,000)
	$214,029,991	$245,296,291	$159,029,991	$182,046,291	$104,029,991	$118,796,291	$49,029,991	$55,546,291	$(5,970,009)	$(7,703,709)
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Denominator:
Ordinary shares outstanding prior to this offering	8,708,333	8,708,333	8,708,333	8,708,333	8,708,333	8,708,333	8,708,333	8,708,333	8,708,333	8,708,333
Ordinary shares forfeited if over-allotment is not exercised	(1,100,000)	—	(1,100,000)	—	(1,100,000)	—	(1,100,000)	—	(1,100,000)	—
Ordinary shares offered and sale of placement shares	22,000,000	25,300,000	22,000,000	25,300,000	22,000,000	25,300,000	22,000,000	25,300,000	22,000,000	25,300,000
Less: Ordinary shares redeemed	—	—	(5,500,000)	(6,325,000)	(11,000,000)	(12,650,000)	(16,500,000)	(18,975,000)	(22,000,000)	(25,300,000)
Placement shares	825,000	825,000	825,000	825,000	825,000	825,000	825,000	825,000	825,000	825,000
	30,433,333	34,833,333	24,933,333	28,508,333	19,433,333	22,183,333	13,933,333	15,858,333	8,433,333	9,533,333

(1)      Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $0.20 per unit (including any units sold pursuant to the underwriters’ option to purchase additional units), or $4,400,000 in the aggregate, payable to Clear Street (excluding deferred underwriting commissions). See “Use of Proceeds.”

(2)      Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.40 per unit on units other than those sold pursuant to the underwriters’ over-allotment option and $0.60 per unit on units sold pursuant to the underwriters’ over-allotment option, or $8,800,000 in the aggregate or up to an additional $1,980,000 in the aggregate if the underwriters’ over-allotment option is exercised in full payable to Clear Street, for deferred underwriting commissions. See also “Underwriting” for a description of underwriting compensation payable to the underwriters.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers, advisors or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases and other transactions with respect to our securities.”

(4)      We note that up to 75% of our deferred underwriting commissions shall be due and payable in our own sole discretion. Since this is not decided upon at the time of this registration filing, the full deferred underwriting commissions is presented.